File Number 2-28097
Certification of translation of
Prospectus into Spanish filed
Pursuant to Rule 497(e)

Re: Enterprise Group of Funds, Inc.
Prospectus - Spanish translation;
our job #7378.

CERTIFICATION

I, Kenneth Florian, Senior Project
Manager of Crimson Language Services,
hereby certify to the best of our
knowledge and belief that the above
referenced document is a true and correct translation from English into Spanish of the current version of the original
Enterprise Group of Funds, Inc.
Prospectus.

The material has been proofread and
conforms to accepted current language
usage such as grammar, as well as
industry-specific terminology.  The
material properly conveys the intended
meaning of the English language
original.

We hereby declare that all statements
made herein of our own knowledge are
true and that all statements made on
information and belief are believed to
be true.

Signed this 27th day of September, 2002

/s/ Kenneth Florian
for Crimson Language Services